Business combinations	9 Months Ended
Sep. 30, 2024
Business combinations [Abstract]
Business combinations
Note 5. – Business combinations

For the nine-month period ended September 30, 2024

In March 2024, the Company completed the acquisition of a 100% equity interest stake in two wind assets, UK Wind 1 and UK Wind 2, with a combined installed capacity of 32 MW in Scotland, United Kingdom. This acquisition has been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations and is included within the Renewable energy sector and the EMEA geography.

The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the nine-month period ended September 30, 2024
Property, plant and equipment under IAS 16	19,724
Intangible assets under IAS 38	45,678
Intangible assets under IFRS 16	6,525
Cash & cash equivalents	4,199
Other current assets	4,829
Deferred tax liabilities	(3,969)
Lease liabilities	(6,525)
Other current and non-current liabilities	(4,781)
Total net assets acquired at fair value	65,680
Asset acquisition – purchase price	(65,680)
Net result of business combinations	-

The purchase price equals the fair value of the net assets acquired.
The allocation of the purchase price is provisional as of September 30, 2024, and amounts indicated above may be adjusted during the measurement period to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized as of September 30, 2024. The measurement period will not exceed one year from the acquisition date.
The amount of revenue contributed by the acquisitions during the nine-month period September 30, 2024 to the Consolidated Condensed Interim Financial Statements of the Company is $5.0 million, and the amount of loss after tax is $0.1 million. Had the acquisitions been consolidated from January 1, 2024, the consolidated statement of comprehensive income would have included additional revenue of $2.8 million and additional loss after tax of $0.3 million.

For the year ended December 31, 2023

On March 1, 2023, the Company completed the process of transitioning the O&M services for the assets in Spain where Abengoa was still the supplier to an Atlantica’ subsidiary. This acquisition had been accounted for in these Consolidated Financial Statements in accordance with IFRS 3, Business Combinations. The O&M services are included within the Renewable energy sector and the EMEA geography.

The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the year ended December 31, 2023
Property, plant and equipment under IAS 16	1,565
Intangible assets under IAS 38	4,487
Inventories	1,646
Other current and non-current liabilities	(5,917)
Total net assets acquired at fair value	1,781
Asset acquisition – purchase price	(1,781)
Net result of business combinations	-

The purchase price equals the fair value of the net assets acquired.

The amount of revenue contributed by the acquisitions performed during 2023 to the Consolidated Financial Statements of the Company was nil, and the amount of loss after tax was $0.8 million. Had the acquisitions been consolidated from January 1, 2023, the consolidated statement of comprehensive income would not have included any additional revenue and additional loss after tax of $0.2 million.

In March 2024, the provisional period for the purchase price allocation closed, and did not result in significant adjustments to the initial amounts recognized.